Income Taxes - Schedule of Provision for/(Benefit from) Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ 0	$ (6)	$ (67)
State			692	850	711
Foreign			6,853	5,086	5,792
Current tax expense/(benefit)			7,545	5,930	6,436
Deferred:
Federal			963	237	(2,128)
State			(1,483)	1,513	(9,604)
Foreign			19	185	(717)
Deferred tax expense/(benefit)			(501)	1,935	(12,449)
Provision for/(benefit from) income taxes	$ 1,291	$ 1,500	$ 7,044	$ 7,865	$ (6,013)